Commitments, Contingencies, and Concentrations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 04, 2019
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Accrued liability (in Dollars)	$ 1,133,944		$ 993,371	$ 213,772
Customer Concentration Risk [Member] | One Vendor [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage	99.00%
Customer Concentration Risk [Member] | Two Vendors [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage		97.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three vendors [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage			83.00%	75.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage	79.00%		77.00%	73.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage	54.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage		59.00%
Galaxy [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage				50.00%
Galaxy [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage			66.00%
Concepts and Solutions [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Accrued liability (in Dollars)					$ 591,000
Note payable (in Dollars)	$ 1,030,079		$ 1,030,079	$ 1,030,079